SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2011
SUBSEQUENT EVENT

22. SUBSEQUENT EVENT

Kyocera has evaluated subsequent events requiring recognition or disclosure in the financial statements during the period from April 1, 2011 through the date of issuance of the financial statements. During the period, no material subsequent events were identified.